UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00204

ALLIANCEBERNSTEIN MID-CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York	10105
(Address of principal executive offices)	(Zip code)

Mark R. Manley

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2007

Date of reporting period: April 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Mid-Cap Growth Fund

Portfolio of Investments

April 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 100.1%
Technology - 53.1%
Communication Equipment - 9.0%
JDS Uniphase Corp. (a)(b)	2,088,739	$34,422,418
Juniper Networks, Inc. (a)(b)	1,649,491	36,882,619

		71,305,037

Communication Services - 6.3%
Level 3 Communications, Inc. (b)	4,344,973	24,158,050
Monster Worldwide, Inc. (b)	305,695	12,854,475
NeuStar, Inc.-Class A (a)(b)	432,241	12,431,251

		49,443,776

Computer Peripherals - 2.0%
Network Appliance, Inc. (b)	418,825	15,584,478

Internet Infrastructure - 1.4%
Digital River, Inc. (b)	196,280	11,488,268

Internet Media - 1.8%
Move, Inc. (b)	3,126,708	14,507,925

Miscellaneous - 1.8%
Itron, Inc. (a)(b)	207,690	13,985,845

Networking Software - 2.1%
Salesforce.com, Inc. (a)(b)	387,065	16,256,730

Semiconductor Capital Equipment - 10.2%
FormFactor, Inc. (a)(b)	327,057	13,504,183
KLA-Tencor Corp. (a)	494,154	27,450,255
Lam Research Corp. (a)(b)	439,073	23,613,346
Varian Semiconductor Equipment (a)(b)	236,810	15,714,712

		80,282,496

Semiconductor Components - 10.0%
Advanced Micro Devices, Inc. (a)(b)	2,314,777	31,990,218
International Rectifier Corp. (a)(b)	396,800	13,999,104
Netlogic Microsystems, Inc. (a)(b)	568,940	17,500,594
NVIDIA Corp. (b)	127,700	4,200,053
Silicon Laboratories, Inc. (b)	345,002	11,319,516

		79,009,485

Semi-Conductor Components - 1.1%
Broadcom Corp.-Class A (b)	257,016	8,365,871

Software - 7.4%
NAVTEQ Corp. (a)(b)	496,675	17,562,428
Nuance Communications, Inc. (a)(b)	411,700	6,344,297
Red Hat, Inc. (a)(b)	866,630	18,320,558

Shanda Interactive Entertainment Ltd. (ADR) (a)(b)	654,412	16,386,477

		58,613,760

		418,843,671

Health Care - 16.8%
Biotechnology - 7.5%
Affymetrix, Inc. (a)(b)	744,179	19,549,582
Applera Corp. - Celera Group (a)(b)	1,088,691	15,241,674
Compugen Ltd. (b)	1,658,850	4,810,665
Myriad Genetics, Inc. (a)(b)	199,010	7,273,816
Qiagen Nv (a)(b)	239,980	4,254,845
Vertex Pharmaceuticals, Inc. (b)	269,030	8,269,982

		59,400,564

Medical Products - 6.0%
Cerus Corp. (a)(b)	1,906,866	14,187,083
Given Imaging Ltd. (a)(b)	1,046,743	25,634,736
Kinetic Concepts, Inc. (a)(b)	140,800	7,040,000

		46,861,819

Medical Services - 3.3%
Cepheid, Inc. (a)(b)	2,311,081	26,207,659

		132,470,042

Consumer Services - 16.4%
Advertising - 1.3%
Audible, Inc. (a)(b)	1,026,313	9,862,868

Airlines - 2.0%
Continental Airlines, Inc.-Class B (a)(b)	439,790	16,078,722

Apparel - 2.1%
Polo Ralph Lauren Corp.-Class A (a)	89,410	8,235,555
Under Armour, Inc.-Class A (a)(b)	170,460	8,608,230

		16,843,785

Broadcasting & Cable - 1.7%
XM Satellite Radio Holdings, Inc.-Class A (b)	1,127,767	13,194,874

Entertainment & Leisure - 3.0%
Activision, Inc. (b)	399,100	7,982,000
Gaylord Entertainment Co. (a)(b)	146,160	8,009,568
Wynn Resorts Ltd. (a)	77,250	7,895,723

		23,887,291

Miscellaneous - 1.9%
Apollo Group, Inc.-Class A (a)(b)	246,278	11,648,950
TeleTech Holdings, Inc. (b)	89,400	3,373,062

		15,022,012

Printing & Publishing - 1.0%
VistaPrint, Ltd. (a)(b)	200,490	7,494,316

Restaurants & Lodging - 1.6%
Chipotle Mexican Grill, Inc.-Class A (a)(b)	106,415	6,941,450
Ctrip.com International Ltd. (ADR) (a)	85,440	6,059,405

		13,000,855

Retail - General Merchandise - 1.8%
Coldwater Creek, Inc. (a)(b)	670,350	13,876,245

		129,260,968

Finance - 9.9%
Brokerage & Money Management - 5.4%
International Securities Exchange Holdings, Inc.-Class A	350,632	23,383,648
NYSE Euronext (b)	82,885	6,989,692
TD Ameritrade Holding Corp. (a)(b)	737,446	12,573,454

		42,946,794

Miscellaneous - 4.5%
Chicago Mercantile Exchange Holdings, Inc.-Class A	34,466	17,810,306
Nasdaq Stock Market, Inc. (b)	539,308	17,559,868

		35,370,174

		78,316,968

Consumer Staples - 1.2%
Cosmetics - 1.2%
Bare Escentuals, Inc. (a)(b)	242,165	9,790,731

Utilities - 1.2%
Electric & Gas Utility - 1.2%
The AES Corp. (b)	218,565	4,806,244
ITC Holdings Corp.	108,150	4,550,952

		9,357,196

Capital Goods - 0.8%
Electrical Equipment - 0.8%
Baldor Electric Co. (a)	163,250	6,430,418

Aerospace & Defense - 0.6%
Aerospace - 0.6%
Empresa Brasileira de Aeronautica SA (ADR)	92,650	4,346,212

Consumer Manufacturing - 0.1%
Appliances - 0.1%
Genlyte Group, Inc. (a)(b)	10,900	850,309

Total Common Stocks (cost $655,564,355)		789,666,515

SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (c) (cost $2,125,573)	2,125,573	2,125,573

Total Investments Before Security Lending Collateral - 100.4%

(cost $657,689,928)		791,792,088

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 24.6%
Short-Terms - 24.6%
UBS Private Money Market Fund, LLC (cost $194,115,448)	194,115,448	194,115,448

Total Investments - 125.0%
(cost $851,805,376)		985,907,536
Other assets less liabilities - (25.0)%		(197,170,507)

Net Assets - 100.0%		$788,737,029

(a)	Represents entire or partial securities out on loan.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:
ADR	-	American Depositary Receipt

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Mid-Cap Growth Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: June 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: June 22, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: June 22, 2007